29. Fair value of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Of Financial Assets And Liabilities Tables Abstract
Summary of the fair values of financial assets and liabilities

The following table shows a summary of the fair values of financial assets and liabilities for the period ended December 31, 2020, 2019 and 2018, classified based on several measurement methods adopted by the Bank to determine their fair value:

				12/31/2020
	Level 1	Level 2	Level 3	Total
Financial Assets Measured At Fair Value Through Profit Or Loss	588,778	57,354,806	2,956,882	60,900,466
Debt instruments	588,778	-	2,956,882	3,545,660
Balances With The Brasilian Central Bank	-	57,354,806	-	57,354,806
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	70,139,962	27,508,722	817,548	98,466,232
Debt instruments	68,461,854	11,848	47,097	68,520,799
Equity instruments	1,678,108	128,251	11,917	1,818,276
Derivatives	-	27,368,623	758,534	28,127,157
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	-	217,569	282,151	499,720
Equity instruments	-	185,790	253,122	438,912
Loans and advances to customers	-	31,779	29,029	60,808
Financial Assets Measured At Fair Value Through Other Comprehensive Income	106,456,132	1,987,234	1,297,021	109,740,387
Debt instruments	106,454,645	1,953,504	1,260,065	109,668,214
Equity instruments	1,487	33,730	36,956	72,173
Hedging derivatives (assets)	-	743,463	-	743,463
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading	-	76,890,170	753,121	77,643,291
Trading derivatives	-	31,082,223	753,121	31,835,344
Short positions	-	45,807,947	-	45,807,947
Financial Liabilities Measured At Fair Value Through Profit Or Loss	-	7,038,467	-	7,038,467
Other financial liabilities	-	7,038,467	-	7,038,467
Hedging derivatives (liabilities)	-	144,594	-	144,594

				12/31/2019
	Level 1	Level 2	Level 3	Total
Financial Assets Measured At Fair Value Through Profit Or Loss	975,393	28,739,507	2,627,405	32,342,305
Debt instruments	975,393	132,277	2,627,405	3,735,075
Balances With The Brasilian Central Bank	-	28,607,230	-	28,607,230
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	35,057,803	21,247,552	715,548	57,020,903
Debt instruments	33,028,333	1,726,441	130,857	34,885,631
Equity instruments	2,029,470	-	-	2,029,470
Derivatives	-	19,521,111	584,691	20,105,802
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	143,077	627	27,749	171,453
Equity instruments	143,077	627	27,749	171,453
Financial Assets Measured At Fair Value Through Other Comprehensive Income	93,555,527	1,612,741	951,966	96,120,234
Debt instruments	93,531,617	1,612,741	818,569	95,962,927
Equity instruments	23,910	-	133,397	157,307
Hedging derivatives (assets)	-	339,932	-	339,932
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading	-	45,499,913	564,757	46,064,670
Trading derivatives	-	21,664,260	564,757	22,229,017
Short positions	-	23,835,653	-	23,835,653
Financial Liabilities Measured At Fair Value Through Profit Or Loss	-	3,719,416	1,600,000	5,319,416
Hedging derivatives (liabilities)	-	200,961	-	200,961

		2018
	Level 1	Level 2	Level 3	Total
Financial Assets Measured At Fair Value Through Profit Or Loss	2,660,859	40,540,054	510,887	43,711,800
Debt instruments	2,660,859		510,887	3,171,746
Balances With The Brasilian Central Bank	-	40,540,054	-	40,540,054
Financial Assets Measured at Fair Value in the Income through Trading	49,855,112	17,626,932	1,370,270	68,852,314
Debt instruments	49,094,924	432,910	538,635	50,066,469
Equity instruments	757,843	8,490	-	766,333
Derivatives	2,345	17,185,532	831,635	18,019,512
Financial assets not intended for trading Mandatory measured at fair value in the income statement	142,732	619,798	154,947	917,477
Loans and advances to customers	-	619,180	-	619,180
Equity instruments	142,732	618	154,947	298,297
Financial assets measured at fair value in other comprehensive income	83,283,924	1,442,797	709,956	85,436,677
Debt instruments	83,253,117	1,442,797	699,777	85,395,691
Equity instruments	30,807	-	10,179	40,986
Hedging derivatives (assets)	-	343,934	-	343,934
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading	32,697,510	17,600,024	641,458	50,938,992
Trading derivatives	1,833	17,600,024	641,458	18,243,315
Short positions	32,695,677	-	-	32,695,677
Hedging derivatives (liabilities)	-	223,520	-	223,520

Fair value hierarchy

The following tables demonstrate the movements during 2020, 2019 and 2018 for the financial assets and liabilities classified as Level 3 in the fair value hierarchy:

	Fair Value 12/31/2019	Gains/ losses (Realized/Not Realized)	Transfers to Level 3	Additions / Low	Fair value 12/31/2020
Financial Assets Measured At Fair Value Through Profit Or Loss	2,627,405	83,832	(239,512)	485,157	2,956,882
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	715,548	502,596	(231,468)	(169,128)	817,548
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	27,749	100,091	125,282	29,029	282,151
Financial Assets Measured At Fair Value Through Other Comprehensive Income	951,966	(21,677)	(197,098)	563,830	1,297,021
Financial Liabilities Measured At Fair Value Through Profit Or Loss	564,757	500,159	(406,971)	95,176	753,121
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading	1,600,000	-	-	(1,600,000)	-

	Fair Value 12/31/2018	Gains/ losses (Realized/Not Realized)	Transfers to Level 3	Additions / Low	Fair value 12/31/2019
Financial Assets Measured At Fair Value Through Profit Or Loss	510,887	290,773	1,700,499	125,246	2,627,405
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	1,370,270	238,632	(1,031,076)	137,722	715,548
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	154,947	(101,541)	-	(25,657)	27,749
Financial Assets Measured At Fair Value Through Other Comprehensive Income	709,956	253,803	291	(12,084)	951,966
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading	641,458	190,813	(586,346)	318,832	564,757

	Fair Value 12/31/2017	Gains/ losses (Realized/Not Realized)	Transfers to Level 3	Additions / Low	IFRS 9 Impact	Fair value 12/31/2018
Financial assets measured at fair value in the result	33,368	60,887	-	445,991	(29,359)	510,887
Financial Assets Measured at Fair Value in the Income through Trading	-	(181,355)	1,264,576	246,051	40,998	1,370,270
Financial assets not intended for trading Mandatory measured at fair value in the income statement	-	(7,280)	-	-	162,227	154,947
Financial assets measured at fair value through other comprehensive income	140,143	47,773	645,708	-	(123,668)	709,956
Financial liabilities measured at fair value in the result	-	115,212	710,219	(183,973)	-	641,458

Comparison of the carrying amounts of the Bank's financial assets measured at other than fair value and their respective fair values
					12/31/2020
Assets	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Cash and Balances With The Brazilian Central Bank	20,148,725	20,148,725	20,148,725	-	-
Financial Assets Measured At Amortized Cost
Loans and amounts due from credit institutions	112,849,776	112,849,776	-	59,492,738	53,357,038
Loans and advances to customers	393,707,229	396,878,319	-	4,530,041	392,348,278
Debt instruments	48,367,791	49,963,947	4,425,723	17,486,057	28,052,167
Total	575,073,521	579,840,767	24,574,448	81,508,836	473,757,483

					12/31/2019
Assets	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Cash and Balances With The Brazilian Central Bank	15,249,515	15,249,515	-	15,249,515	-
Financial Assets Measured At Amortized Cost
Loans and amounts due from credit institutions	109,233,128	109,233,128	-	109,233,128	-
Loans and advances to customers	326,699,480	327,278,243	-	-	327,278,243
Debt instruments	38,748,296	39,678,192	5,378,791	7,858,612	26,440,789
Total	489,930,419	491,439,078	5,378,791	132,341,255	353,719,032

					2018
Assets	Accounting Value	Fair Value	Level 1	Level 2	Level 3

Cash and Balances With The Brazilian Central Bank	15,228,491	15,269,809	-	15,269,809	-
Financial Assets Measured At Amortized Cost:
Loans and other amounts with credit institutions	91,859,759	91,859,759	-	91,859,759	-
Loans and advances to customers	301,702,207	303,495,240	-	-	303,495,240
Financial assets measured at amortized cost - Debt instruments	36,799,509	38,927,356	9,766,162	29,161,194	-
Total	433,337,208	437,299,602	9,766,162	124,038,200	303,495,240

Comparison of the carrying amounts of the Bank's financial liabilities measured at other than fair value and their respective fair values
					12/31/2020
Liabilities	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Financial Liabilities at Measured Amortized Cost:
Deposits of Brazil's Central Bank and deposits of credit institutions	131,656,962	131,654,431	-	58,579,090	73,075,341
Customer deposits	445,813,972	445,856,090	-	55,096,002	390,760,088
Marketable debt securities	56,875,514	57,265,307	-	-	57,265,307
Debt instruments Eligible Capital	13,119,660	13,119,660	-	-	13,119,660
Other financial liabilities	59,822,683	59,822,683	-	-	59,822,683
Total	707,288,791	707,718,171	-	113,675,092	594,043,080

					12/31/2019
Liabilities	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Financial Liabilities at Measured Amortized Cost:
Deposits of Brazil's Central Bank and deposits of credit institutions	99,271,415	99,271,415	-	99,271,415	-
Customer deposits	336,514,597	336,593,455	-	336,593,455	-
Marketable debt securities	73,702,474	73,889,348	-	10,205,065	63,684,284
Subordinated Debt	10,175,961	10,175,961	-	10,175,961	-
Other financial liabilities	55,565,954	55,565,954	-	-	55,565,954
Total	575,230,401	575,496,133	-	456,245,896	119,250,238

					12/31/2018
Liabilities	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Financial Liabilities at Measured Amortized Cost:
Deposits of Brazil's Central Bank and deposits of credit institutions	99,022,806	99,022,806	-	99,022,806	-
Customer deposits	304,197,800	304,197,800	-	304,197,800	-
Marketable debt securities	74,626,232	74,626,232	-	4,599,204	70,027,028
Subordinated Debt	9,885,607	9,885,607	-	9,885,607	-
Debt Instruments Eligible to Compose Capital	9,779,944	9,779,944		9,779,944	-
Other financial liabilities	49,782,780	49,782,780	-	-	49,782,780
Total	547,295,169	547,295,169	-	427,485,361	119,809,808